36. RELATED PARTIES´ TRANSACTIONS (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions Details Narrative
Total remuneration to executive directors	$ 740	$ 567